Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 2,861,137	₩ 3,324,910	₩ 3,869,769
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,372,838	9,342,394
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(6,462,104)	(5,788,170)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(49,597)	(229,314)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,606,606	2,082,432	2,559,689
Frequency usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,564,907	3,767,590
Frequency usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,958,301)	(1,499,158)
Frequency usage rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(186,000)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	587	1,224	2,732
Land usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	57,106	59,389
Land usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(56,519)	(58,165)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	46,154	51,792	55,954
Industrial rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	97,993	94,238
Industrial rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(34,141)	(30,068)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(17,698)	(12,378)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	49	284	200
Development costs [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,815	14,497
Development costs [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,766)	(14,213)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,313	14,997	17,874
Facility usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	159,891	157,651
Facility usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(145,578)	(142,654)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	273,150	300,181	327,257
Customer relations [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	505,063	505,063
Customer relations [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(231,913)	(204,882)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	97,186	91,971	88,494
Club memberships [Member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	121,895	116,401
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(24,709)	(24,430)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	823,092	782,029	₩ 817,569
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,851,168	4,627,565
Other [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,020,886)	(3,839,030)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (7,190)	₩ (6,506)